FINANCIAL INSTRUMENTS - Estimated Fair Value (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Estimated fair value	$ 7,501,155	$ 31,942,458
Investments.
Disclosure of detailed information about financial instruments [line items]
Estimated fair value	$ 0	$ 500,000